Post-retirement benefits - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post-retirement benefits
Current service cost	$ (87)	$ (102)
Past service credit/(cost)	31	42
Expenses	(18)	(14)
Total charge to operating profit	(74)	(74)
Interest income on scheme assets	240	325
Interest expense on post-retirement scheme obligations	(289)	(388)
Net interest on post-employment defined benefit plan liabilities	(49)	(63)	$ (77)
Charge before taxation	(123)	(137)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	233	942
Experience gains/(losses) arising on the post-retirement scheme obligations	(54)	214
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(475)	(1,786)
Changes in demographic assumptions	54	55
Remeasurement of the defined benefit liability	(242)	(575)	$ 652
Group costs in respect of defined contribution schemes	304	352
UK defined benefit plans
Post-retirement benefits
Current service cost	(23)	(20)
Past service credit/(cost)	(39)	27
Expenses	(6)	(5)
Total charge to operating profit	(68)	2
Interest income on scheme assets	159	221
Interest expense on post-retirement scheme obligations	(184)	(253)
Net interest on post-employment defined benefit plan liabilities	(25)	(32)
Charge before taxation	(93)	(30)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	45	858
Experience gains/(losses) arising on the post-retirement scheme obligations	(50)	220
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(261)	(1,409)
Changes in demographic assumptions	39
Remeasurement of the defined benefit liability	(227)	(331)
Past service credit arising from the PIE exercise	(92)
Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(64)	(82)
Past service credit/(cost)	70	15
Expenses	(12)	(9)
Total charge to operating profit	(6)	(76)
Interest income on scheme assets	81	104
Interest expense on post-retirement scheme obligations	(105)	(135)
Net interest on post-employment defined benefit plan liabilities	(24)	(31)
Charge before taxation	(30)	(107)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	188	84
Experience gains/(losses) arising on the post-retirement scheme obligations	(4)	(6)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(214)	(377)
Changes in demographic assumptions	15	55
Remeasurement of the defined benefit liability	$ (15)	$ (244)